Business combinations	12 Months Ended
Dec. 31, 2021
Business combinations
Business combinations

12.         Business combinations

On August 20, 2021, Ecopetrol S.A completed the acquisition of Interconexión Eléctrica S.A. ESP ("ISA"). On such date, the closing conditions of the Inter-Administrative Agreement signed on August 11 between Ecopetrol S.A. and the Colombian Ministry of Finance and Public Credit ("MHCP") for the acquisition of $569,472,561 shares of ISA equivalent to 51.4% of the outstanding shares were fulfilled. On August 20, 2021, Ecopetrol S.A. acquired control of ISA. As ISA was controlled by the Ecopetrol Bussiness Group´s controlling shareholders the transaction was between entities under common control.

The accounting for transactions of entities under common control are not provided for in IFRS, as such, based on the guidance of International Accounting Standards (“IAS”) 8, Accounting Policies, Changes in Accounting Estimates and Errors, paragraphs 10 through 12, the Ecopetrol Business Group developed and applied and accounting policy that it applied to this transaction, considering the most recent pronouncements of other standard-setting bodies that use a similar conceptual framework to develop accounting standards, other accounting literature and industry practices. Given that the Ecopetrol Business Group concluded that the transaction had commercial substance, since the consideration transferred was settled in cash and determined based on the market value of the shares acquired (25,000 pesos per share) and involved significant minority interest (48.6%) the Ecopetrol Business Group accounted for the transaction as a business combination pursuant to IFRS 3.

The acquisition of ISA represents a transformational step for the Ecopetrol Business Group in the development of the strategy of energy transition, decarbonization and diversification of the business. With this acquisition, the Ecopetrol Business Group is positioned, through a single operation, as a key player in the electricity business, with prospects for future growth.

As of December 31, 2021, ISA is a multi-Latin business group with operations in the Electric Power Transmission, Toll Roads Concessions and Telecommunications businesses, through 50 subsidiaries, 11 joint ventures and 1 associate, in 6 countries in South and Central America.

Acquired assets and assumed liabilities at the date of acquisition:

Fair Value
Assets
Cash and cash equivalents	4,983,234
Accounts receivable	27,487,774
Inventories	120,300
Other financial assets	1,093,941
Current tax assets	477,504
Other assets	682,445
Investments in subsidiaries and joint ventures (Note 13) (1)	5,014,749
Properties, plant, and equipment (Note 14) (2)	17,640,458
Right of use assets (Note 16) (3)	230,207
Intangibles (Note 17) (4)	14,326,479
Deferred tax assets (Note 10.2)	2,075,849
Total assets	74,132,940
Liabilities
Loans (Note 20)	27,203,432
Leases (Note 16) (3)	255,503
Accounts payable	1,358,692
Employee Benefits	973,210
Tax liabilities	1,897,786
Provisions and contingencies (Note 23) (5)	947,883
Other liabilities	1,708,349
Deferred tax liabilities (Note 10.2)	9,953,146
Total liabilities	44,298,001
Total identifiable net assets	29,834,939

Non-controlling interest (6)	(18,973,080)
Goodwill derived from the acquisition (7)	3,038,977
Consideration transferred (8)	13,900,836
1.	The details of the fair values on the date of acquisition in associates and joint ventures are as follows:

Company	Fair Value
Joint Ventures
Transmissora Aliança de Energia Elétrica S.A.	1,496,926
Interligação Elétrica do Madeira S.A.	1,446,019
Interligação Elétrica Paraguaçu S.A.	396,753
Interligação Elétrica Garanhuns S.A.	365,533
Interligação Elétrica Aimorés S.A.	269,484
Interligação Elétrica Ivaí S.A.	249,539
Interconexión Eléctrica Colombia Panamá S.A.	6,412
Derivex S.A.	489
Parques de Rio	96
Interconexión Eléctrica Colombia Panamá S.A.S E.S.P.	4
4,231,255
Associated
ATP Tower Holdings	783,494
783,494
Total investments in joint ventures and associated companies	5,014,749

The fair value of the associates and joint ventures adjustment was $1,281,598 and was determined by the methodologies of discounted cash flows, market value and market multiples. The companies Interligação Elétrica Garanhuns S.A., Interligação Elétrica do Madeira S.A., Interligação Elétrica Ivaí S.A, Interligação Elétrica Aimorés S.A. and Interligação Elétrica Paraguaçu S.A. were valued by discounted cash flows, Transmissora Aliança de Energia Elétrica (TAESA) was valued at market value and the other joint and associated businesses were valued by market multiples. The fair value adjustment of associates and joint ventures totaled $1,281,598, of which $558,659 relates to Transmissora Aliança de Energia Elétrica S.A. (TAESA) and $367,659 relates to ATP. The key assumptions for TAESA’s valuation were the number of shares held by ISA, the share market price and the exchange rate; whereas for ATP’s valuation were: the Price to Book value multiple for telecommunication comparable companies and ATP’s equity book value. The remaining other companies were valued by discounted cash flows.

2.

The fair value adjustment of the property, plant and equipment amounts to $5,233,557. The methodologies used to estimate the fair value of the property, plant and equipment and the transmission line easements were the replacement cost and market value estimate through quotations of similar assets. The key assumptions used to estimate the fair value of those assets were: replacement value of fixed assets, market quotations, and the assets useful lives.

3.

Ecopetrol measured the acquired lease liabilities by discounting the future lease payments for the remaining lease terms using the Ecopetrol Business Group incremental borrowing rate at the date of acquisition. Right-of-use assets were measured at an amount equal to lease liabilities.

4.

The fair value adjustment of intangible assets with contractual rights was $4,596,134 and were valued by the Multi – period Excess Earnings Method (MEEM) methodology, including the contractual rights’ fair value’s estimates were calculated based on the contractual revenues and the adjusted operational margin of each intangible. The projected operational profit was deducted by the corresponding income tax rate applicable in the jurisdiction, and the estimated contributory asset charges. The projected excess earning was discounted to present value using the entities’ discount rate (WACC, which included an intangible asset premium).

5.

The fair value adjustment of contingent liabilities which are defined as present obligations that arise from past events and their fair value can be measured reliably was $225,983 and it was determined based on the advice of its legal advisors based on the expected likely outcome of the disputes.

6.

The non-controlling interest fair value adjustment was measured based on the proportionate share in the recognized amounts of the acquiree’s identifiable net assets. It has two main components: (i) the non-controlling interest fair value adjustment in ISA’s subsidiaries, mainly ISA CTEEP, ISA REP, and Consorcio Transmantaro ($ 890,575); and (ii) the non-controlling interest from Ecopetrol in ISA ($ 10,265,482).

The former corresponds mainly to the fair adjustment of the non-controlling shares in the following subsidiaries of ISA: ISA CTEEP, ISA REP and Consorcio Transmantaro. The later corresponds to the fair value of 48.59% of the equity attributable to ISA’s non-controlling shareholders, which was not acquired by Ecopetrol.

7.	Goodwill from the acquisition was allocated to the Electric Power Transmission and Toll Roads Concessions Segment.

Goodwill represents the future profitability of the businesses and potential upsides such as the possibility to expand some of the existing businesses, management’s know-how to identify new business opportunities and to finance them. Recognized Goodwill is not deducted for tax purposes in Colombia.

8.	The consideration transferred corresponds to the payment made to the former controlling shareholder of ISA, reduced by the dividends received at the time of closing the transaction.

Deferred tax liability comprises primarily the temporary differences generated between the tax bases of plant and equipment property assets and intangibles assets measured at fair value and the ISA dividend payment, using the statutory rate enacted in corresponding jurisdiction.

From the date of the acquisition until December 31, 2021, ISA contributed $4,113,198 to the consolidated revenue and $1,108,202 (including non-controlling interest for $846,454) to the consolidated net profit. If the acquisition had occurred on January 1, 2021, management estimates that consolidated revenue and consolidated net income for the year would have been higher by $7,039,487 and $2,096,511 (including non-controlling interest for $1,501,984), respectively.

Analysis of the cash flow of the acquisition:

Consideration paid in cash	(14,236,814)
Dividends received by Ecopetrol from ISA (1)	371,011
Consideration transferred (included in investment activities) (2)	(13,865,803)
Cash acquired with the business combination (included in investing activities)	4,983,234
Acquisition-related costs (3)	(69,018)
Costs related to the issuance of debt (included in financing activities) (Note 20)	(42,699)
Acquisition cash flow, net	(8,994,286)
(1)	In December 2021, ISA paid dividends to Ecopetrol of $371,011, constituting a deferred tax of $35,033, which was offset from the consideration transferred to be transferred as per the provisions of the acquisition agreement.
(2)	For the consolidated cash flow purposes, the consideration transferred does not include deferred taxes on dividends ($35,033) given that it is a non-cash item.
(3)	Acquisition-related costs correspond to fees for legal and financial advice and commissions.